Commitments and Contingencies (Details Textual)	1 Months Ended					9 Months Ended		12 Months Ended
	Aug. 31, 2018 USD ($)	May 31, 2018 USD ($)	May 09, 2018 USD ($)	Nov. 30, 2016 USD ($)	Feb. 28, 2015 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2011 USD ($)	May 01, 2017 USD ($)	Aug. 31, 2015 ft²
Commitments and Contingencies [Line Items]
Operating Leases, Rent Expense						$ 59,000	$ 405,000	$ 100,000	$ 600,000
Litigation Settlement, Expense								$ 100,000	$ 100,000
Operating Leases, Future Minimum Payments Due, Next Twelve Months						91,000
Operating Leases, Future Minimum Payments, Due in Two Years						102,000
Operating Leases, Future Minimum Payments, Due in Three Years						105,000
Operating Leases, Future Minimum Payments, Due in Four Years						109,000
Operating Leases, Future Minimum Payments, Due in Five Years						112,000
Operating Leases, Future Minimum Payments, Due Thereafter						124,000
Loss Contingency, Damages Sought, Value			$ 2,800,000
Loss Contingency, Damages Paid, Value				$ 250,000						$ 260,000
Area of Land | ft²												1,674
Security Deposit											$ 177,000
550 Sylvan Avenue, LLC [Member]
Commitments and Contingencies [Line Items]
Operating Leases, Rent Expense					$ 2,950
Cytovia Occupies Shared Office Space [Member]
Commitments and Contingencies [Line Items]
Operating Leases, Rent Expense	$ 4,000				3,500
Immune Ltd Occupies Shared Office Space [Member]
Commitments and Contingencies [Line Items]
Operating Leases, Rent Expense	1,000				$ 2,900
EngleWood Cliffs Office Space [Member]
Commitments and Contingencies [Line Items]
Operating Leases, Rent Expense	$ 3,000
One Bridge Plaza, Fort Lee, New Jersey [Member]
Commitments and Contingencies [Line Items]
Operating Leases, Future Minimum Payments Due, Next Twelve Months						74,000
Operating Leases, Future Minimum Payments, Due in Two Years						102,000
Operating Leases, Future Minimum Payments, Due in Three Years						105,000
Operating Leases, Future Minimum Payments, Due in Four Years						108,000
Operating Leases, Future Minimum Payments, Due in Five Years						111,000
Operating Leases Future Minimum Payments Due In Six Years						115,000
Operating Leases, Future Minimum Payments, Due Thereafter						$ 29,000
TelAviv Israel [Member]
Commitments and Contingencies [Line Items]
Operating Leases, Rent Expense		$ 2,000